Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	30 June 2025	30 June 2024
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	2,830,526	11,657,315
Total	2,830,526	11,657,315

Schedule of Trade and Other Receivables	Trade and other receivables
	30 June 2025	30 June 2024
	A$	A$
Current
Trade receivables[1]	826,857	607,436
Loss allowance	(35,466)	(16,233)
Accrued income – Australian R&D tax incentive refund[2]	1,110,514	768,370
Other income receivables – R&D grants[3]	-	28,000
Other receivables	23,688	-
Total	1,925,593	1,387,573

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

[3]	The group has recognized $NIL EMDG grant in other income receivable for the current financial year (2024: $28,000).

Schedule of Losses Were Recognised in Profit or Loss	During the year, the following losses were recognised in profit or loss:
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$
Fair value losses to financial assets	-	(557,676)	(523,666)

Schedule of Other Current Assets	(d) Other current assets
	30 June 2025	30 June 2024
	A$	A$

Prepayments	442,800	86,798
Term deposits	3,036,278	-
Other current assets	7,666	10,043
Total	3,486,744	96,841

Schedule of Trade and Other Payables	Trade and other payables
	30 June 2025 A$	30 June 2024 A$
Current
Trade payables	1,006,664	648,851
Accrued expenses	492,853	1,445,451
Other payables	29,918	41,550
Total	1,529,435	2,135,852